UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Ultra-Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 49.3%
Consumer Discretionary 4.8%
21st Century Fox America, Inc., 7.6%, 10/11/2015		500,000	552,093
Avis Budget Car Rental LLC, 4.875%, 11/15/2017		130,000	135,525
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,692,163
Columbus International, Inc., 144A, 11.5%, 11/20/2014		2,000,000	2,094,500
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		3,535,000	3,578,459
DIRECTV Holdings LLC:
1.75%, 1/15/2018		2,000,000	1,983,624
2.4%, 3/15/2017		500,000	512,699
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,540,000
Ford Motor Credit Co., LLC:
2.375%, 1/16/2018		3,000,000	3,036,015
3.984%, 6/15/2016		500,000	530,742
General Motors Financial Co., Inc., 144A, 2.75%, 5/15/2016		35,000	35,350
Jarden Corp., 7.5%, 5/1/2017		315,000	362,250
L Brands, Inc., 6.9%, 7/15/2017		495,000	569,250
Lear Corp., 7.875%, 3/15/2018		204,000	213,180
Lennar Corp., 4.125%, 12/1/2018		120,000	119,850
NET Servicos de Comunicacao SA, 7.5%, 1/27/2020		3,000,000	3,240,000
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018		1,240,000	1,227,989
RCI Banque SA:
144A, 3.5%, 4/3/2018		2,000,000	2,062,840
144A, 4.6%, 4/12/2016		560,000	594,278
Suburban Propane Partners LP, 7.5%, 10/1/2018		585,000	624,488
Time Warner Cable, Inc., 5.85%, 5/1/2017		2,500,000	2,745,782
Viacom, Inc., 2.5%, 9/1/2018		940,000	959,742
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,793,886

			30,204,705
Consumer Staples 1.4%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (b)		475,000	476,177
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	136,050
Cott Beverages, Inc., 8.125%, 9/1/2018		90,000	96,300
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		3,500,000	3,692,500
Marfrig Holding Europe BV, 144A, 8.375%, 5/9/2018		2,000,000	1,840,000
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,633,125
Safeway, Inc., 3.4%, 12/1/2016		200,000	209,555
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	990,800

			9,074,507
Energy 4.2%
Afren PLC, 144A, 10.25%, 4/8/2019		1,265,000	1,452,853
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	278,858
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019		150,000	166,125
Denbury Resources, Inc., 8.25%, 2/15/2020		570,000	624,150
DTEK Finance BV, 144A, 9.5%, 4/28/2015		322,000	313,950
El Paso LLC, 7.0%, 6/15/2017		100,000	113,083
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		2,000,000	2,385,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016		300,000	314,775
Linn Energy LLC, 6.5%, 5/15/2019		160,000	164,400
Offshore Group Investment Ltd., 7.5%, 11/1/2019		225,000	241,875
ONEOK Partners LP, 3.2%, 9/15/2018		4,250,000	4,418,895
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		2,000,000	2,100,000
Petroleos de Venezuela SA, Series 2015, 5.0%, 10/28/2015		1,500,000	1,242,000
Petroleos Mexicanos, 3.5%, 7/18/2018		2,000,000	2,045,000
QGOG Atlantic, 144A, 5.25%, 7/30/2018		2,043,600	2,104,908
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018		3,000,000	3,423,750
Sibur Securities Ltd., 144A, 3.914%, 1/31/2018		3,000,000	2,880,000
Tesoro Corp., 4.25%, 10/1/2017		250,000	260,625
Transocean, Inc.:
2.5%, 10/15/2017		1,500,000	1,521,720
4.95%, 11/15/2015		300,000	320,221
Whiting Petroleum Corp., 6.5%, 10/1/2018		75,000	79,406

			26,451,594
Financials 22.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018		2,150,000	2,221,464
Akbank TAS, 144A, 3.875%, 10/24/2017		1,950,000	1,857,375
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,062,900
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,489,250
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,876,192
American Tower Corp.:
(REIT), 3.4%, 2/15/2019		2,410,000	2,490,335
(REIT), 4.625%, 4/1/2015		350,000	365,117
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		2,000,000	2,052,704
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,344,539
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	527,500
Banco del Estado de Chile, 2.03%, 4/2/2015		500,000	507,735
Banco do Brasil SA, 3.875%, 1/23/2017		3,000,000	3,036,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		2,500,000	2,537,500
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		3,000,000	3,112,500
144A, 8.0%, 3/18/2016	BRL	2,000,000	758,313
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		3,000,000	3,010,656
Bank of America Corp.:
2.6%, 1/15/2019		1,270,000	1,277,238
Series B, 5.3%, 9/30/2015		300,000	320,783
5.75%, 12/1/2017		2,000,000	2,277,744
Bank of Baroda, 144A, 4.875%, 7/23/2019		4,000,000	4,011,028
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	1,945,380
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		5,000,000	4,999,450
Barclays Bank PLC, 144A, 2.5%, 9/21/2015		560,000	577,673
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016 (b)		2,000,000	2,110,000
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		4,525,000	4,748,929
BNP Paribas SA:
2.375%, 9/14/2017		985,000	1,007,461
2.7%, 8/20/2018		2,825,000	2,873,861
Caixa Economica Federal:
144A, 2.375%, 11/6/2017		2,000,000	1,850,000
144A, 4.5%, 10/3/2018		2,000,000	1,960,000
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	330,456
CIT Group, Inc., 144A, 5.5%, 2/15/2019		360,000	383,400
Citigroup, Inc.:
2.5%, 9/26/2018		2,760,000	2,776,047
2.65%, 3/2/2015		225,000	229,496
6.375%, 8/12/2014		407,000	419,349
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018 (b)		1,865,000	1,858,379
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018 (b)		2,000,000	2,180,000
Credit Agricole SA, 144A, 2.125%, 4/17/2018		3,000,000	3,004,200
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	2,111,000
E*TRADE Financial Corp., 6.0%, 11/15/2017		830,000	875,650
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	432,260
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		3,000,000	3,136,500
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	521,035
HSBC U.S.A., Inc., 2.625%, 9/24/2018		1,090,000	1,115,787
ICICI Bank Ltd., 144A, 4.8%, 5/22/2019		2,400,000	2,425,932
ING Bank NV, 144A, 2.0%, 9/25/2015		1,750,000	1,779,575
ING U.S., Inc., 2.9%, 2/15/2018		3,000,000	3,093,783
IntercontinentalExchange Group, Inc., 2.5%, 10/15/2018		790,000	804,517
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,075,984
3.875%, 1/15/2019		885,000	895,252
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,734,000
Lloyds Bank PLC, 2.3%, 11/27/2018		1,000,000	1,004,679
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	543,816
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,021,500
Morgan Stanley:
2.5%, 1/24/2019		1,405,000	1,401,301
3.8%, 4/29/2016		2,500,000	2,642,800
5.45%, 1/9/2017		1,000,000	1,114,235
Murray Street Investment Trust I, 4.647%, 3/9/2017		2,500,000	2,701,502
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	295,310
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,220,000	2,243,146
5.0%, 3/4/2015		155,000	161,557
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	1,975,754
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	241,944
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		3,000,000	2,907,120
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	255,625
Skandinaviska Enskilda Banken AB:
144A, 1.75%, 3/19/2018		1,165,000	1,155,226
144A, 2.375%, 11/20/2018		1,020,000	1,024,355
SLM Corp., 3.875%, 9/10/2015		600,000	618,000
Societe Generale SA, 2.625%, 10/1/2018		1,905,000	1,924,621
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		955,000	972,524
Svenska Handelsbanken AB, 2.5%, 1/25/2019		2,500,000	2,530,810
Swedbank AB, 144A, 1.75%, 3/12/2018 (b)		1,875,000	1,856,250
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		2,000,000	1,954,996
The Charles Schwab Corp., 2.2%, 7/25/2018		1,020,000	1,030,824
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	233,019
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017 (b)		2,000,000	1,927,000
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017		2,000,000	1,885,400
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017		2,000,000	2,006,000
UBS AG, 144A, 2.25%, 3/30/2017		665,000	690,468
Union Bank NA, 2.625%, 9/26/2018		1,200,000	1,232,692
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018		2,000,000	2,023,360
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		2,500,000	2,584,375

			141,552,438
Health Care 1.9%
AbbVie, Inc., 1.75%, 11/6/2017		2,035,000	2,044,556
Actavis, Inc., 1.875%, 10/1/2017		4,450,000	4,439,756
Community Health Systems, Inc., 5.125%, 8/15/2018		775,000	818,594
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	283,438
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,148,195
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		535,000	534,222
Mylan, Inc., 2.55%, 3/28/2019		2,230,000	2,234,638
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		575,000	630,344

			12,133,743
Industrials 2.0%
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (b)		1,000,000	790,000
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018 (b)		2,000,000	1,900,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	390,430
BE Aerospace, Inc., 6.875%, 10/1/2020		385,000	420,612
Bombardier, Inc.:
144A, 4.25%, 1/15/2016		180,000	186,300
144A, 7.5%, 3/15/2018		385,000	429,275
CNH Capital LLC, 3.25%, 2/1/2017		265,000	268,644
DP World Sukuk Ltd., 144A, 6.25%, 7/2/2017		2,100,000	2,322,600
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		265,000	285,206
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		500,000	503,174
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018 (b)		3,000,000	3,052,575
Total System Services, Inc., 2.375%, 6/1/2018		1,120,000	1,114,886
TransDigm, Inc., 7.75%, 12/15/2018		400,000	428,000
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	96,188
7.375%, 5/15/2020		150,000	166,313
9.25%, 12/15/2019		440,000	484,000

			12,838,203
Information Technology 1.8%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,039,506
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,184,522
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	409,950
NXP BV, 144A, 3.5%, 9/15/2016		335,000	340,863
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		750,000	765,000
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,250,000	2,221,875
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		2,600,000	2,640,503
Unisys Corp., 6.25%, 8/15/2017		175,000	189,000
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,657,716

			11,448,935
Materials 5.0%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017 (b)		1,455,000	1,468,862
144A, 9.375%, 4/8/2014		520,000	527,848
Ashland, Inc., 3.0%, 3/15/2016		275,000	280,156
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,506,631
Clearwater Paper Corp., 7.125%, 11/1/2018		85,000	90,950
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,500,000	2,579,750
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015 (b)		607,000	631,462
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018		1,455,000	1,458,294
Glencore Funding LLC, 144A, 2.5%, 1/15/2019		2,770,000	2,677,429
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,474,803
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		3,000,000	3,330,000
Koppers, Inc., 7.875%, 12/1/2019		390,000	421,200
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016 (b)		2,000,000	2,085,000
Metinvest BV, 144A, 10.25%, 5/20/2015		500,000	497,080
Novelis, Inc., 8.375%, 12/15/2017		340,000	362,950
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		2,870,000	2,883,581
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	208,500
Teck Resources Ltd., 3.0%, 3/1/2019		1,250,000	1,269,918
Vale Overseas Ltd., 5.625%, 9/15/2019		2,000,000	2,174,726
Vedanta Resources PLC, 144A, 6.0%, 1/31/2019 (b)		2,000,000	1,895,000

Xstrata Finance Canada Ltd.:
144A, 2.7%, 10/25/2017		600,000	607,426
144A, 3.6%, 1/15/2017		1,000,000	1,049,909

			31,481,475
Telecommunication Services 2.7%
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	667,556
CenturyLink, Inc., Series N, 6.0%, 4/1/2017 (b)		700,000	768,250
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	366,791
Digicel Ltd., 144A, 8.25%, 9/1/2017		450,000	466,650
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	801,938
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	310,376
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019		205,000	220,375
8.5%, 11/1/2019		375,000	406,875
MetroPCS Wireless, Inc., 7.875%, 9/1/2018		115,000	122,763
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	1,082,500
Telecom Italia Capital SA, 6.175%, 6/18/2014		332,000	337,976
Telefonica Emisiones SAU:
3.192%, 4/27/2018		2,010,000	2,068,961
6.421%, 6/20/2016		300,000	334,613
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	664,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	625,400
Verizon Communications, Inc., 3.65%, 9/14/2018		3,920,000	4,170,108
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		2,275,000	2,416,960
Windstream Corp., 7.875%, 11/1/2017		785,000	896,862
Zayo Group LLC, 8.125%, 1/1/2020		25,000	27,625

			16,756,579
Utilities 3.2%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		1,500,000	1,706,250
AES Corp., 7.75%, 10/15/2015		276,000	302,220
Ameren Corp., 8.875%, 5/15/2014		202,000	206,458
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		2,000,000	2,170,000
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		4,000,000	4,140,000
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		2,000,000	2,037,500
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	325,651
Korea Gas Corp., 144A, 2.25%, 7/25/2017		2,000,000	2,010,682
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		1,500,000	1,547,721
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,066,886
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		2,000,000	2,185,000
144A, 7.75%, 10/17/2016		500,000	547,500
PPL Capital Funding, Inc., 1.9%, 6/1/2018		1,310,000	1,302,616

			20,548,484

Total Corporate Bonds (Cost $311,466,476)			312,490,663
Mortgage-Backed Securities Pass-Throughs 0.5%
Federal National Mortgage Association:
2.478% *, 9/1/2038		173,794	183,863
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,596,071	2,682,789
4.5%, 4/1/2023		88,712	95,528
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039		463,780	522,748
7.0%, 6/20/2038		15,412	17,961

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,507,788)			3,502,889
Asset-Backed 2.5%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,033,065
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,038,025

			2,071,090
Credit Card Receivables 0.5%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		3,069,884	3,069,884
Home Equity Loans 0.4%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		263,358	251,898
JPMorgan Mortgage Acquisition Trust, "A2", Series 2007-CH4, 0.225% *, 12/25/2029		304,823	303,784
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.535% *, 9/25/2036		619,769	601,488
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.11% *, 2/25/2035		562,051	556,779
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		267,865	267,028
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		112,398	113,382
"AF1", Series 2006-4, 5.545%, 1/25/2037		61,746	35,399
"AF2", Series 2006-3, 5.58%, 11/25/2036		330,214	199,804
"AF1", Series 2007-2, 5.893%, 6/25/2037		351,798	194,674
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		110,461	110,612
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		12,766	12,430

			2,647,278
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		647,055	666,569
Miscellaneous 1.2%
Carrington Mortgage Loan Trust, "A1", Series 2007-RFC1, 0.215% *, 12/25/2036		2,539,431	2,488,122
Dominos Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,940,000	2,079,335
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.492% *, 5/1/2022		750,000	698,673
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.743% *, 9/15/2023		402,000	403,242
Monty Parent, "A", Series 2013-LTR1, 144A, 3.47%, 10/20/2015		1,623,831	1,623,805

			7,293,177

Total Asset-Backed (Cost $15,977,296)			15,747,998
Commercial Mortgage-Backed Securities 4.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.852% *, 7/10/2044		625,000	651,260
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.36% *, 8/15/2029		1,000,000	1,005,607
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	733,209
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,058,911
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		732,208	748,428
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		268,925	277,966
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		2,326,191	2,481,734
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		367,561	372,377
"A4", Series 2005-C1, 5.014%, 2/15/2038		553,967	568,678
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A , 144A, 0.34% *, 4/15/2022		511,546	506,471
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.16% *, 3/15/2018		300,000	300,990
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		514,028	519,191
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.069% *, 11/5/2030		1,730,000	1,730,393
"DFL", Series 2013-HLF, 144A, 2.919% *, 11/5/2030		1,050,000	1,053,629
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		12,349	12,350
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	740,585
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	695,646
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	660,177
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	550,847
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		516,898	538,332
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	654,327
"E", Series 2000-C5, 7.29%, 12/15/2032		3,379,000	3,384,119
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.28% *, 9/15/2042		620,000	657,912
Morgan Stanley Re-REMIC Trust, "A4B", Series 2010-GG10, 144A, 6.021% *, 8/15/2045		3,000,000	3,294,843
Prudential Commercial Mortgage Trust, "E", Series 2003-PWR1,144A, 5.259% *, 2/11/2036		1,797,536	1,798,386
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		220,726	221,080
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,071,920
"A4", Series 2005-C22, 5.291% *, 12/15/2044		620,000	658,883

Total Commercial Mortgage-Backed Securities (Cost $28,008,830)			27,948,251
Collateralized Mortgage Obligations 2.6%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		197,055	206,491
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 1.0%, 11/15/2030		2,500,000	2,500,130
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 2.911% *, 1/12/2030		1,000,000	993,802
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		2,087	2,134
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.08% *, 2/20/2036		328,968	291,723
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.415% *, 8/28/2047		220,204	219,825
Fannie Mae Connecticut Avenue Securities, "M2", Series 2014-C01, 4.558%, 1/25/2024		3,000,000	3,018,807
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.71% *, 2/25/2048		76,866	76,974
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		1,360,950	95,542
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		156,597	638
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		1,310,437	94,552
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		1,522,846	107,457
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		630,721	15,699
"XS", Series 2470, Interest Only, 6.84% **, 2/15/2031		1,279,817	249,385
"LA", Series 1343, 8.0%, 8/15/2022		72,990	83,217
"PK", Series 1751, 8.0%, 9/15/2024		264,692	305,062
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		577,612	36,198
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		376,832	6,406
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		419,129	11,181
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		226,548	16,546
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		201,162	6,651
"27", Series 351, Interest Only, 5.0%, 4/1/2019		441,529	33,377
"ZK", Series 2013-29, 5.0%, 4/25/2043		1,799,898	1,810,940
"2", Series 350, Interest Only, 5.5%, 3/1/2034		366,125	66,131
First Horizon Mortgage Pass-Through Trust, "1A17", Series 2003-7, Principal Only, Zero Coupon, 9/25/2033		466,363	383,360
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		8,484,760	887,723
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		63,850	656
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		403,318	45,292
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		1,794,397	164,242
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		394,926	66,497
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		523,907	90,365
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		662,882	121,802
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		1,194,479	263,859
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		80,948	82,818
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		57,667	58,388
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.134% *, 12/25/2034		84,886	87,699
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		134,546	140,397
"A6", Series 2002-QS19, 5.125%, 12/25/2032		27,741	27,744
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		315,938	328,940
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.565% *, 7/25/2023		2,762,193	2,863,076
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.4% *, 5/25/2035		258,615	258,286
"2A3", Series 2003-S6, 4.75%, 7/25/2018		108,305	111,483
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		137,582	140,171

Total Collateralized Mortgage Obligations (Cost $16,612,592)			16,371,666
Government & Agency Obligations 15.0%
Other Government Related (c) 5.9%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		2,000,000	2,436,000
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017 (b)		1,000,000	1,110,000
Banco Continental SA, 144A, 5.75%, 1/18/2017		2,500,000	2,693,750
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		3,000,000	2,977,500
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,090,760
Bank of Moscow OJSC, 6.02%, 5/10/2017		1,500,000	1,542,600
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	503,500
Gazprom OAO, 144A, 8.146%, 4/11/2018		3,000,000	3,472,500
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	1,900,000
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018 (b)		2,000,000	1,972,500
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		3,000,000	3,015,600
Russian Railways, 5.739%, 4/3/2017		2,000,000	2,148,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017		3,000,000	3,161,250
Severstal OAO, 144A, 4.45%, 3/19/2018 (b)		2,000,000	1,965,000
Vnesheconombank, 144A, 5.375%, 2/13/2017		3,000,000	3,152,100
VTB Bank OJSC, 144A, 6.875%, 5/29/2018		3,000,000	3,255,000

			37,396,060
Sovereign Bonds 3.0%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 6.5%, 6/10/2019		1,000,000	1,076,250
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,411,500
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	653,864
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018		2,000,000	1,790,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	1,975,000
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,300,000	1,303,250
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017		2,000,000	2,120,000
Republic of Hungary, 4.125%, 2/19/2018		2,000,000	1,997,500
Republic of Slovenia, 144A, 4.75%, 5/10/2018		3,200,000	3,272,960
Republic of South Africa, 6.875%, 5/27/2019		2,000,000	2,250,000
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	461,000

			19,311,324
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	445,079
U.S. Treasury Obligations 6.0%
U.S. Treasury Bills:
0.035% ***, 2/13/2014 (d)		614,000	613,999
0.04% ***, 6/12/2014 (d)		604,000	603,908
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018		20,166,400	20,813,923
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	460,449
0.75%, 6/15/2014		5,000,000	5,011,915
0.75%, 3/31/2018		190,000	186,378
0.875%, 1/31/2017 (b)		5,000,000	5,022,265
1.0%, 8/31/2016		5,000,000	5,056,640

			37,769,477

Total Government & Agency Obligations (Cost $95,423,854)			94,921,940
Loan Participations and Assignments 11.4%
Senior Loans *
Academy Ltd., Term Loan, 4.5%, 8/3/2018		980,094	989,826
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 8.25%, 6/18/2018		857,143	872,413
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		500,000	505,935
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,582,475	1,595,831
American Rock Salt Holdings LLC, Term Loan, 4.75%, 4/25/2017		498,718	504,406
AMN Healthcare, Inc., Term Loan B, 3.75%, 4/5/2018		374,050	376,700
Answers Corp., Term Loan B, 6.5%, 12/20/2018		500,000	496,250
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020		840,985	841,687
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019		993,731	994,978
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		859,231	874,052
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		380,973	383,038
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019		754,286	759,607
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		491,269	496,182
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		748,750	758,577
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		496,250	482,916
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		763,167	770,795
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020		498,750	505,857
Centerplate, Inc., Term Loan B, 4.75%, 11/13/2019		500,000	504,375
Chrysler Group LLC, Term Loan B, 3.5%, 5/24/2017		975,000	979,875
Clear Channel Communications, Inc., Term Loan B, 3.81%, 1/29/2016		379,133	370,237
ClientLogic Corp., Term Loan, 6.992%, 1/30/2017		500,000	506,250
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019		990,000	999,073
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		497,500	491,903
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020		500,000	503,203
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020		498,750	500,620
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		500,000	505,990
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019		495,000	495,824
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		997,500	994,612
Digital Generation, Inc., Term Loan B, 8.25%, 7/26/2018		776,939	782,766
Drillships Financing Holding, Inc.:
Term Loan B2, LIBOR plus 4.5%, 7/15/2016		249,373	253,530
Term Loan B1, 6.0%, 3/31/2021		497,500	510,562
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020		497,501	499,782
EFS Cogen Holdings I, Inc., Term Loan B, 3.75%, 12/17/2020		250,000	252,083
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/2018		475,548	478,670
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020		485,417	483,392
Equipower Resources Holdings LLC, Term Loan C, 4.25%, 12/31/2019		995,001	1,002,051
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019		1,105,037	1,093,987
Fairmount Minerals Ltd., Term Loan B2, 5.0%, 9/5/2019		498,750	506,231
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		493,762	496,335
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		750,000	772,875
First Data Corp., Term Loan B, 4.158%, 3/23/2018		500,000	501,250
Focus Brands, Inc., Term Loan, 4.274%, 2/21/2018		403,190	405,206
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020		434,207	436,376
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020		347,375	346,072
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		1,486,861	1,401,746
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		500,000	502,813
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018		496,526	498,802
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.8%, 1/4/2021		500,000	500,315
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020		498,750	505,348
Hudson's Bay Co., First Lien Term Loan, 4.75%, 11/4/2020		500,000	508,068
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019		495,000	498,403
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		975,000	981,498
Ineos U.S. Finance LLC, 6 year Term Loan, 4.0%, 5/4/2018		737,368	741,715
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020		500,000	506,095
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017		465,194	456,276
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		376,593	379,298
Jarden Corp., Term Loan B1, 2.91%, 9/30/2020		498,750	502,074
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		498,750	498,334
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/22/2018		746,250	725,418
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		997,475	1,006,517
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		500,000	504,063
Liberty Cablevision of Puerto Rico LLC, First Lien Term Loan B, 6.0%, 6/9/2017		487,500	490,749
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		483,476	491,030
Luxlas Fund LP, Term Loan B, 4.573%, 8/14/2017		739,130	740,424
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		995,000	1,004,229
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		500,000	490,000
Media General, Inc., Term Delay Draw, Term Loan B, 4.25%, 7/31/2020		500,000	505,210
Mohegan Tribal Gaming Authority, Term Loan A, 4.497%, 11/19/2018		500,000	505,000
NEP/NCP Holdco, Inc., Term Loan, 4.75%, 1/22/2020		1,485,000	1,493,910
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020		500,000	520,000
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		497,468	473,839
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020		250,000	252,500
North American Breweries Holdings LLC, Term Loan B, 7.5%, 12/11/2018		495,000	470,250
Oberthur Technologies of America Corp., Term Loan B, 5.75%, 10/18/2019		500,000	506,095
Oxbow Carbon LLC, Term Loan B, 4.3%, 7/19/2019		246,835	249,612
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019		746,250	753,716
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		250,000	252,500
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		498,750	502,660
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		992,327	1,000,931
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		992,500	995,810
Ply Gem Industries, Inc., Term Loan, 4.0%, 1/16/2021		500,000	502,398
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		973,698	978,567
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		498,750	503,685
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/3/2018		495,000	501,343
RP Crown Parent LLC, First Lien Term Loan, 6.25%, 12/21/2018		497,494	503,715
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		498,750	501,012
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,000,000	1,010,630
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/11/2020		116,800	117,895
Term Loan M, 4.25%, 12/16/2020		43,560	43,968
Term Loan B, 4.25%, 12/16/2020		839,640	847,512
Springer Science+Business Media Deutschland GmbH, Term Loan B2, 5.0%, 8/10/2020		498,750	502,880
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/2019		1,000,000	1,013,930
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020		226,071	227,861
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		992,500	1,001,184
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		498,744	499,799
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		992,500	1,004,906
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		765,365	772,636
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		762,676	766,108
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		876,057	880,437
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		936,993	828,602
Tribune Co., Term Loan, 4.0%, 12/27/2020		500,000	499,740
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		475,521	477,107
TriNet Group, Inc., Term Loan B1, 4.0%, 8/12/2016		498,750	501,867
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		1,000,000	1,006,720
U.S. Finco LLC, First Lien Term Loan, 4.0%, 5/29/2020		497,500	501,853
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019		487,550	492,884
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020		497,500	500,609
UPC Financing Partnership, Term Loan AH, 3.25%, 6/30/2021		1,000,000	1,004,105
USI, Inc., Term Loan B, 4.25%, 12/27/2019		498,750	503,613
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/8/2019		498,736	502,476
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017		247,500	248,427
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020		500,000	501,768
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019		940,168	951,921
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		985,003	991,996

Total Loan Participations and Assignments (Cost $71,485,231)			71,991,582

		Shares	Value ($)
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $26,331,208)		26,331,208	26,331,208
Cash Equivalents 13.2%
Central Cash Management Fund, 0.04% (e)		78,382,137	78,382,137
DWS Variable NAV Money Fund, 0.21% (e)		500,682	5,007,325

Total Cash Equivalents (Cost $83,389,462)			83,389,462

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $652,202,737) †		103.0	652,695,659
Notes Payable		(0.3)	(1,038,000)
Other Assets and Liabilities, Net		(2.6)	(17,776,378)

Net Assets		100.0	633,881,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

**	These securities are shown at their current rate as of January 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $652,203,988.  At January 31, 2014, net unrealized appreciation  for all securities based on tax cost was $491,671.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,693,181 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,201,510.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $25,403,921, which is 4.0% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2014	1,285	155,003,125	(644,760)

At January 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	1,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	37,409	(15,948)	53,357

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At January 31, 2014, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/14/2014 4/12/2016	100,000,0002	Fixed — 0.57%	Floating — LIBOR	(43,220)	—	(43,220)
4/14/2014 4/12/2016	100,000,0003	Fixed — 0.57%	Floating — LIBOR	(43,219)	(3,654)	(39,565)
4/14/2014 4/12/2019	25,000,0004	Fixed — 1.315%	Floating — LIBOR	520,447	22,640	497,807
4/14/2014 4/12/2019	25,000,0005	Fixed — 1.315%	Floating — LIBOR	520,447	(20,628)	541,075
Total net unrealized appreciation					956,097

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	The Goldman Sachs & Co.
3	Barclays Bank PLC
4	Nomura International PLC
5	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(i)
Corporate Bonds	$—	$312,490,663	$—	$312,490,663
Mortgage-Backed Securities Pass-Throughs	—	3,502,889	—	3,502,889
Asset-Backed	—	12,678,114	3,069,884	15,747,998
Commercial Mortgage-Backed Securities	—	27,948,251	—	27,948,251
Collateralized Mortgage Obligations	—	16,371,666	—	16,371,666
Government & Agency Obligations	—	94,921,940	—	94,921,940
Loan Participations and Assignments	—	71,991,582	—	71,991,582
Short-Term Investments(i)	109,720,670	—	—	109,720,670
Derivatives(j)
Credit Default Swap Contracts	—	53,357	—	53,357
Interest Rate Swap Contracts	—	1,038,882	—	1,038,882
Total	$109,720,670	$540,997,344	$3,069,884	$653,787,898

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	(644,760)	—	—	(644,760)
Interest Rate Swap Contracts	—	(82,785)	—	(82,785)
Total	$(644,760)	$(82,785)	$—	$(727,545)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$53,357
Interest Rate Contracts	$(644,760)	$956,097

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014